S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 09, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

NAME OF INDIVIDUAL	NAME OF AFFILIATED COMPANY	AFFILIATION
E. Scott Crist	Texas Ventures	Partner
	Osperity, Inc.	Chairman and Chief Executive Officer
	Arbe Robotics Ltd	Director
	VA-Gov Housing	Chairman
R. Greg Smith	Texas Ventures	Director and Chief Financial Officer
Andrew Clark	The Castell Group	Principal
	Photon Vault Inc.	Chief Financial Officer
	Texas Halo Fund I, LLC	Managing Member
	AETolls, LLC	Managing Member
	TapNpay Inc.	Director
Harvin Moore	Frontera Technology Ventures	Principal
	Frontera Furniture Company	Director
	Emeritus International Education	Director
	TXRX Labs	Member of Governing Board
NAME OF INDIVIDUAL	NAME OF AFFILIATED COMPANY	AFFILIATION
	The Manned Spaceflight Educational Foundation Inc.,	Member of Governing Board
	Powell Foundation	Member of Governing Board, Member of Audit Committee, and Treasurer
	Multiplied ai, Inc	Director
Aruna Viswanathan	AlphaX Decision Sciences	Chief Operating Officer and VP Finance
	Ecosphere Ventures UT Austin University of Houston	Venture advisor Engineering Advisory Board Board of Visitors

In addition, while our sponsor and our officers and directors are not currently involved in any other SPACs, they may in the future sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. In the event they become involved in other SPACs seeking initial business combinations, they may have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination. If any of our sponsor, officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he, she or it has then-current fiduciary or contractual obligations, then, he, she or it may be required to honor such fiduciary or contractual obligations to present such business combination opportunity to such entity. Notwithstanding the foregoing, it is currently expected that, with respect to acquisition opportunities, our company will have priority over any other SPACs with which our sponsor, officers or directors become involved until we complete our initial business combination or enter into a contractual agreement that would restrict our ability to engage in material discussions regarding a potential initial business combination. In addition to the above, our officers and directors are not required to commit any specific amount of time to our affairs, and accordingly will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence.